UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31, 2012

Date of reporting period: December 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Managed Account CoreBuilder SharesSM - Series G

Annual Report

December 31, 2012

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The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares—Series G	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Michael J. Bray, CFA

Average annual total returns (%) as of December 31, 2012

	Inception date	1 year	Since inception
Wells Fargo Managed Account CoreBuilder Shares—Series G	4-14-2008	3.23	6.27
Barclays U.S. Securitized Index[1]	–	3.01	5.55
Barclays U.S. Aggregate Ex. Credit Bond Index[2]	–	2.46	5.15

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-368-0627. CoreBuilder Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to the shares of the Fund.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC, has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series G	3

Growth of $10,000 investment[3] as of December 31, 2012

1.	The Barclays U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible) and fixed rate mortgage-backed securities. You cannot invest directly in an index.

2.	The Barclays U.S. Aggregate Ex. Credit Bond Index is composed of the Barclays U.S. Government Bond Index and the Barclays U.S. Mortgage-Backed Securities Index and it includes Treasury issues, agency issues, and mortgage-backed securities. You cannot invest directly in an index.

3.	The chart compares the performance of the Fund since inception with the Barclays U.S. Securitized Index and Barclays U.S. Aggregate Ex. Credit Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

4.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

5.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

4	Wells Fargo Managed Account CoreBuilder Shares—Series G	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed the Barclays U.S. Securitized Index over the 12-month period that ended December 31, 2012, benefiting from specific security selection in commercial mortgage-backed securities (CMBS) and residential mortgage-backed securities (RMBS).

■	The Fund’s benchmark changed from the Barclays U.S. Aggregate Ex. Credit Bond Index to the Barclays U.S. Securitized Index during the period.

■	Lower-rated securities had a good year, generating substantial excess returns from higher yields and significant spread compression. The Fund is largely invested in mortgage-related securities, which broadly performed well during the period.

■	CMBS performed exceptionally well, standing out during a period in which securitized sectors broadly produced generous returns. CMBS generated an impressive 841 basis points (100 basis points = 1.00%) of excess returns, by far the strongest performance of the securitized sectors. Our overweight to CMBS contributed to the Fund’s excess returns.

■	The U.S. Federal Reserve’s (Fed’s) mortgage purchase program drove mortgage security prices steadily higher for most of the year. Our overweight in “Fed Coupons” (current coupons in the range of 3% and 3.5%) contributed to performance.

■	Our holdings of GNMA project loans and FNMA delegated underwriting and servicing multifamily securities positively contributed to performance. These lower-volatility securities continued to provide incremental income and contributed to the Fund’s performance.

Ten largest long-term holdings[4] (%) as of December 31, 2012
FHLMC, 3.50%, 1-1-2043	12.59
FNMA, 4.50%, 1-1-2043	12.39
FNMA, 4.00%, 1-1-2043	8.18
FNMA, 5.00%, 8-1-2040	8.05
FNMA, 3.00%, 1-1-2043	8.00
FHLMC, 5.50%, 12-1-2038	6.43
FHLMC, 4.00%, 1-1-2043	5.92
GNMA, 4.50%, 1-1-2043	5.73
FNMA, 4.00%, 1-1-2028	4.03
FNMA, 6.00%, 1-1-2043	3.36

Markets backed away from the cliff’s edge, for now.

The final quarter of 2012 was dominated by politics. U.S. voters re-elected President Obama and reconfirmed split control of the two chambers of Congress, with Republicans maintaining a majority in the House of Representatives while Democrats solidified their majority in the Senate.

Of greatest short-term concern in the waning days of 2012 was the fact that taxes were scheduled to rise automatically for virtually all Americans. In the absence of positive action to avert it, a broad-based income tax increase would have kicked in on January 1, 2013, reducing take-home pay and thereby potentially weakening consumer demand. Also set to increase sharply were taxes on investments and estates. The Congressional Budget Office, among others, projected that such a tax increase would likely push the U.S. economy back into recession.

Fortunately, negotiations at the eleventh hour (and beyond) resulted in compromise legislation that averted a substantial portion of the scheduled tax hikes. The last-minute compromise avoided a worst-case scenario of immediate massive tax increases and was roughly in line with our base-case expectation. We believe the net effect should be a nontrivial degree of fiscally-influenced economic constraint. Some of that drag could be offset by an increase in consumer and business confidence due to a reduction in uncertainty. Unfortunately, substantial uncertainty remains. At least two more political pressure points will come into play in the first quarter of 2013: the temporarily deferred budget sequestration (automatic budget cuts) and the need to once again raise the Treasury’s debt ceiling. Both of these items will be opportunities for contesting fiscal policy. We look for potentially renewed financial market volatility should the partisan negotiations reach an impasse.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series G	5

Credit quality[5] as of December 31, 2012

The Fed announced another round of quantitative easing.

Overshadowed by the political drama was the decision of the Federal Reserve Open Market Committee (FOMC) to extend its bond purchase program. Following its December 12, 2012 meeting, the FOMC released a statement pledging to buy $45 billion of Treasury securities on top of its existing program of $40 billion per month in MBS purchases. Unlike prior efforts, the purchase program came without a time limit and is instead contingent upon improvements in the unemployment rate. The FOMC has identified a target unemployment rate of 6.5% as the point where exceptionally accommodative monetary policy may no longer be needed.

While the enunciated policy was another incremental step toward easier financial conditions, the subsequent statements from various FOMC members including the Chairman Bernanke himself exhibited a slightly less-accomodative tone than prior utterances. Prominent mention was made of the limits of monetary policy and the dangers of too much accommodation for too long. This shift in tone may account for a part of the modest rise in Treasury yields seen subsequent to the announcement.

We believe economic expansion should continue at a moderate pace with continued support from the Fed.

Since the beginning of the present recovery in the summer of 2009, the U.S. economy has grown year-over-year at an average rate of about 2.3% in real terms. We expect to see this moderate pace of expansion continue in 2013 as any acceleration that might ordinarily accrue from a healing housing market, measured job growth, and expansive monetary policy may be tempered by fiscally-influenced economic constraint.

In such an environment, we believe inflation should remain low and relatively stable, particularly at the core level. An inflation rate near or even below its desired floor should allow the Fed to maintain its focus on supporting economic growth.

As in 2012, a contentious political environment will remain a significant risk in 2013. The recent cliff-averting deal may have allowed us to dodge a recession, but it did nothing to fix the long-term mismatch between anticipated revenues and projected spending.

Please see footnotes on page 3.

6	Wells Fargo Managed Account CoreBuilder Shares—Series G	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period[1]		Net annual expense ratio
Actual	$1,000.00	$1,011.28	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.14	$0.00	*	0.00	%*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—December 31, 2012	Wells Fargo Managed Account CoreBuilder Shares—Series G	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 100.64%
FHLMC %%	3.50%	1-1-2043	$1,730,000	$1,839,612
FHLMC %%	4.00	1-1-2043	810,000	864,675
FHLMC	4.50	1-1-2024	111,189	118,271
FHLMC	5.00	8-1-2040	37,150	40,323
FHLMC ##	5.50	12-1-2038	870,591	939,938
FHLMC	7.50	5-1-2038	14,624	18,037
FHLMC	7.50	2-25-2042	90,925	109,010
FNMA %%	3.00	1-1-2028	130,000	137,211
FNMA %%	3.00	1-1-2043	1,115,000	1,168,311
FNMA	3.32	2-1-2015	162,259	169,355
FNMA	3.47	11-1-2020	67,769	74,657
FNMA	3.48	11-1-2020	67,899	74,843
FNMA	3.50	2-1-2026	110,204	116,974
FNMA %%	3.50	1-1-2028	145,000	153,813
FNMA %%	4.00	1-1-2028	550,000	588,930
FNMA %%	4.00	1-1-2043	1,115,000	1,195,141
FNMA	4.15	7-1-2014	95,342	98,999
FNMA %%	4.50	1-1-2028	225,000	242,016
FNMA %%	4.50	1-1-2043	1,675,000	1,809,327
FNMA	4.62	7-1-2013	38,266	39,318
FNMA	4.68	2-1-2020	29,122	34,028
FNMA	5.00	6-1-2019	398,326	432,876
FNMA	5.00	8-1-2040	1,077,331	1,175,563
FNMA	5.50	11-1-2023	33,063	35,758
FNMA	5.50	8-1-2038	50,826	56,125
FNMA	5.50	8-1-2038	72,299	79,979
FNMA	6.00	11-1-2038	117,975	128,902
FNMA %%	6.00	1-1-2043	450,000	491,484
FNMA	6.50	7-1-2037	106,573	119,208
FNMA	7.00	3-1-2024	64,979	68,609
FNMA	7.00	11-1-2037	14,895	16,258
FNMA	7.50	10-1-2037	79,665	93,231
FNMA	7.50	5-1-2038	2,560	2,607
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	84,113	94,579
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	63,089	73,395
GNMA	4.00	6-20-2042	418,078	455,497
GNMA %%	4.50	1-1-2043	765,000	837,556
GNMA ##	5.00	7-20-2040	320,267	354,900
GNMA Series 2004-10 Class C	4.67	7-16-2031	72,962	75,260
GNMA Series 2005-90 Class A	3.76	9-16-2028	6,134	6,178
GNMA Series 2007-12 Class A	3.96	6-16-2031	22,014	22,161
GNMA Series 2007-75 Class B	5.05	10-16-2014	84,879	86,726
GNMA Series 2008-86 Class D	5.46	6-16-2040	135,000	159,788

Total Agency Securities (Cost $14,484,455)				14,699,429

Non-Agency Mortgage Backed Securities: 6.96%
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR 7 Class A3 ±	5.12	2-11-2041	45,000	48,883
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.74	3-15-2049	80,000	91,561
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4	5.43	10-15-2049	80,000	91,786

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares—Series G	Portfolio of investments—December 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Commercial Mortgage Trust Pass-Through Certificates Series 2004-LB4A Class A4	4.58%	10-15-2037	$31,377	$31,397
Commercial Mortgage Trust Pass-Through Certificates Series 2005-C6 Class A5A ±	5.12	6-10-2044	75,000	82,765
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3 ±	5.80	6-15-2038	69,000	78,321
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A7A ±	4.97	7-10-2045	70,000	76,824
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	2-15-2031	95,000	106,055
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class A4	5.42	2-15-2040	100,000	116,066
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6 ±	5.26	11-12-2037	135,000	150,048
Morgan Stanley Capital I Series 2004-HQ4 Class A7	4.97	4-14-2040	55,000	57,903
Morgan Stanley Capital I Series 2006-HQ8 Class A4 ±	5.42	3-12-2044	76,000	84,972

Total Non-Agency Mortgage Backed Securities (Cost $980,225)				1,016,581

	Yield		Shares
Short-Term Investments: 56.12%

Investment Companies: 55.78%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)##	0.01		8,147,807	8,147,807

			Principal

U.S. Treasury Securities: 0.34%
U.S. Treasury Bill #(z)	0.05	3-21-2013	$50,000	49,995

Total Short-Term Investments (Cost $8,197,797)				8,197,802

Total investments in securities
(Cost $23,662,477) *	163.72%	23,913,812
Other assets and liabilities, net	(63.72)	(9,306,838)

Total net assets	100.00%	$14,606,974

%%	Security issued on a when-issued (TBA) basis.

##	All or a portion of this security has been segregated for when-issued securities.

±	Variable rate investment

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $23,662,477 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$258,387
Gross unrealized depreciation	(7,052)

Net unrealized appreciation	$251,335

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2012	Wells Fargo Managed Account CoreBuilder Shares—Series G	9

Assets
Investments
In unaffiliated securities, at value (see cost below)	$15,766,005
In affiliated securities, at value (see cost below)	8,147,807

Total investments, at value (see cost below)	23,913,812
Receivable for interest	39,520

Total assets	23,953,332

Liabilities
Dividends payable	7,686
Payable for investments purchased	9,337,672
Payable for daily variation margin on open futures contracts	1,000

Total liabilities	9,346,358

Total net assets	$14,606,974

NET ASSETS CONSIST OF
Paid-in capital	$14,420,423
Undistributed net investment income	6,051
Accumulated net realized losses on investments	(68,761)
Net unrealized gains on investments	249,261

Total net assets	$14,606,974

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$14,606,974
Shares outstanding	1,436,688
Net asset value per share	$10.17

Investments in unaffiliated securities, at cost	$15,514,670

Investments in affiliated securities, at cost	$8,147,807

Total investments, at cost	$23,662,477

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares—Series G	Statement of operations —year ended December 31, 2012

Investment income
Interest	$178,381
Income from affiliated securities	894

Total investment income	179,275

Expenses
Custody and accounting fees	10,994
Professional fees	47,404
Shareholder report expenses	14,239
Trustees’ fees and expenses	17,031
Other fees and expenses	2,516

Total expenses	92,184
Less: Expense reimbursements	(92,184)

Net expenses	0

Net investment income	179,275

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	403,511
Futures transactions	18,924

Net realized gains on investments	422,435

Net change in unrealized gains (losses) on:
Unaffiliated securities	(107,179)
Futures transactions	(7,300)

Net change in unrealized gains (losses) on investments	(114,479)

Net realized and unrealized gains (losses) on investments	307,956

Net increase in net assets resulting from operations	$487,231

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Managed Account CoreBuilder Shares—Series G	11

	Year ended December 31, 2012		Year ended December 31, 2011

Operations
Net investment income		$179,275		$395,150
Net realized gains on investments		422,435		452,526
Net change in unrealized gains (losses) on investments		(114,479)		185,445

Net increase in net assets resulting from operations		487,231		1,033,121

Distributions to shareholders from
Net investment income		(189,459)		(530,742)
Net realized gains		(552,498)		(242,972)

Total distributions to shareholders		(741,957)		(773,714)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	150,004	1,568,337	62,870	644,431
Payment for shares redeemed	(184,429)	(1,931,497)	(257,285)	(2,626,887)

Net decrease in net assets resulting from capital share transactions		(363,160)		(1,982,456)

Total decrease in net assets		(617,886)		(1,723,049)

Net assets
Beginning of period		15,224,860		16,947,909

End of period		$14,606,974		$15,224,860

Undistributed net investment income		$6,051		$16,235

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares—Series G	Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.35	$10.18	$10.16	$10.15	$10.00
Net investment income	0.12	0.26	0.18	0.31	0.25
Net realized and unrealized gains (losses) on investments	0.21	0.41	0.47	0.46	0.28

Total from investment operations	0.33	0.67	0.65	0.77	0.53
Distributions to shareholders from
Net investment income	(0.13)	(0.34)	(0.43)	(0.51)	(0.36)
Net realized gains	(0.38)	(0.16)	(0.20)	(0.25)	(0.02)

Total distributions to shareholders	(0.51)	(0.50)	(0.63)	(0.76)	(0.38)
Net asset value, end of period	$10.17	$10.35	$10.18	$10.16	$10.15
Total return[2]	3.23%	6.80%	6.53%	7.62%	5.41%
Ratios to average net assets (annualized)
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.17%	2.60%	1.74%	2.59%	3.48%
Supplemental data
Portfolio turnover rate	722%	527%	776%	736%	495%
Net assets, end of period (000s omitted)	$14,607	$15,225	$16,948	$17,043	$10,196

1.	For the period from April 14, 2008 (commencement of operations) to December 31, 2008.

2.	Returns for periods of less than one year are not annualized

3.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term. For the years ended December 31, 2012 and 2011, the Fund’s gross expense ratios were 0.60% and 0.71%, respectively.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares—Series G	13

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares - Series G (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose government securities fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

14	Wells Fargo Managed Account CoreBuilder Shares—Series G	Notes to financial statements

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At December 31, 2012, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net realized losses on investments
$(158)	$158

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares—Series G	15

As of December 31, 2012, the Fund had $70,835 of current year deferred post-October capital losses, which will be recognized on the first day of the following fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$14,699,429	$0	$14,699,429
Non-agency mortgage backed securities	0	1,016,581	0	1,016,581
Short-term investments
Investment companies	8,147,807	0	0	8,147,807
U.S. Treasury securities	49,995	0	0	49,995
	$8,197,802	$15,716,010	$0	$23,913,812

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$(2,074)	$0	$0	$(2,074)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Fund Management pays Wells Capital Management Incorporated, an affiliate of Funds Management, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio

16	Wells Fargo Managed Account CoreBuilder Shares—Series G	Notes to financial statements

transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2012 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$116,052,772	$623,565	$115,372,564	$475,783

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2012, the Fund entered into futures contracts to speculate on interest rates and to help shorten or lengthen the duration of the portfolio.

At December 31, 2012, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at December 31, 2012	Unrealized losses
3-19-2013	5 Long	10-Year U.S. Treasury Notes	$663,906	$(244)
3-28-2013	9 Short	5-Year U.S. Treasury Notes	1,119,727	(1,142)
3-28-2013	12 Short	2-Year U.S. Treasury Notes	2,645,625	(688)

The Fund had an average notional amount of $808,818 and $3,877,520 in long and short futures contracts, respectively, during the year ended December 31, 2012.

On December 31, 2012, the cumulative unrealized losses on futures contracts in the amount of $2,074 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized losses on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended December 31, 2012 the Fund paid $7 in commitment fees, which was reimbursed by Funds Management.

For the year ended December 31, 2012, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

	Year ended December 31,
	2012	2011
Ordinary income	$593,092	$773,714
Long-term capital gain	148,865	0

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Post-October capital losses deferred *
$13,737	$251,335	$(70,835)

*	This amount will be recognized on the first day of the following fiscal year.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares—Series G	17

9. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At December 31, 2012, the following shareholders held 99.61% of the outstanding shares of the Fund:

Shareholder	% of ownership
Wells Capital Management Incorporated	69.60%
Morgan Stanley Smith Barney	30.01%

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

12. FUND TERMINATION

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the termination of the Fund upon redemption of all of its outstanding shares. It is expected that this redemption will occur during the first quarter of 2013.

18	Wells Fargo Managed Account CoreBuilder Shares—Series G	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Managed Account CoreBuilder Shares—Series G (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Managed Account CoreBuilder Shares—Series G as of December 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2013

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series G	19

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $148,865 was designated as long-term capital gain distributions for the fiscal year ended December 31, 2012.

Pursuant to Section 871 of the Internal Revenue Code, $210,283 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 871 of the Internal Revenue Code, $388,467 has been designated as short-term capital gain dividends for nonresident alien shareholders.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20	Wells Fargo Managed Account CoreBuilder Shares—Series G	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/13); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series G	21

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.
2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

22	Wells Fargo Managed Account CoreBuilder Shares—Series G	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

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For more information

More information about the Fund is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214189 02-13 ACBG/AR129 12-12

Wells Fargo Managed Account CoreBuilder SharesSM - Series M

Annual Report

December 31, 2012

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Notice to shareholders

Effective April 1, 2013, the Fund may invest up to 20% of its total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. They pay interest at rates that generally vary inversely with specified short-term interest rates. The interest payment received on inverse floaters generally will decrease when specified short-term interest rates increase. Inverse floaters involve leverage, which may magnify the Fund’s gains or losses, and exhibit greater price and income volatility than bonds with similar maturities. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 20% of the Fund’s total assets. Inverse floaters are also subject to the risks associated with derivatives and municipal securities.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

The views expressed and any forward-looking statements are as of December 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Managed Account CoreBuilder Shares—Series M	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

Average annual total returns (%) as of December 31, 2012

	Inception date	1 year	Since inception
Wells Fargo Managed Account CoreBuilder Shares - Series M	4-14-2008	12.81	10.41
Barclays Municipal Bond Index[1]	–	6.78	6.02

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available by calling 1-800-368-0627.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Please remember that shares of the Fund may be purchased only by or on behalf of separately managed account clients where Wells Fargo Funds Management, LLC, has an agreement to serve as investment adviser or subadviser to the account with the separately managed account sponsor (typically a registered investment adviser or broker/dealer) or directly with the client.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series M	3

Growth of $10,000 investment[2] as of December 31, 2012

1.	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The chart compares the performance of the Fund since inception with the Barclays Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

3.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Moody’s rates the creditworthiness of short-term securities from P-1 (highest) to P-3 (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total long-term investments of the Fund. We generally define higher-quality (investment grade) bonds as bonds having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

4.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund. It is based on the weighted average maturity of each security.

4	Wells Fargo Managed Account CoreBuilder Shares—Series M	Performance highlights (unaudited)

MANAGER'S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Barclays Municipal Bond Index, during the 12-month period that ended December 31, 2012.

■	Major drivers of outperformance included quality allocation, sector allocation, and individual security selection.

■	Duration and yield-curve positioning were slight detractors from performance because the Fund was short duration during the market rally and underweight the long end of the yield curve, which outperformed.

■	Security selection within the revenue sector added significantly to performance, specifically from credits in health care, transportation, industrial development and pollution control revenue (IDR/PCR), and education bonds.

■	The Fund’s overweight in BBB- and A-rated bonds added relative value as those credit tiers outperformed higher-quality AA- and AAA-rated credits.

Municipal bonds had positive returns.

Municipal bonds, as measured by the Barclays Municipal Bond Index, returned 6.78% during 2012. While fundamental municipal credit quality continued to improve, the market rally was driven primarily by a supply and demand imbalance. Municipal supply, although higher in 2012 than 2011, remained muted by historical standards while demand surged, as measured by fund inflows. Supply was especially tight on the long end, which drove down long-term rates and caused the yield curve to flatten. On the demand side, investors sought higher income from higher-yielding bonds amid a historically low interest-rate environment. Therefore, the lower-rated BBB- and A-rated bonds outperformed higher-rated AAA- and AA-rated investment-grade bonds.

While three high-profile municipal bankruptcies in California dominated the press, overall municipal credit quality quietly improved. Over the past couple years, the overwhelming majority of municipalities made difficult decisions to maintain fiscal balance; those that didn’t, a small minority, faced significant challenges. Despite the trend of improving municipal credit, some macroeconomic and fiscal challenges remain. Consequently, we believe individual security selection will remain the primary driver of returns over the near term and exhaustive independent research will pay huge dividends.

Credit quality[3] (%) as of December 31, 2012

Positive relative value came from quality, sector, and individual security decisions.

Lower-rated bonds outperformed higher-rated bonds, with BBB-rated bonds outperforming other investment-grade tiers both on a price and total return basis. A-rated bonds also outperformed higher-rated bonds over the period. The Fund maintained an overweight in A- and BBB-rated bonds and an underweight in AAA- and AA-rated bonds. This quality profile added relative performance.

The Fund’s sector and individual security selections were also major drivers of positive performance during the

Performance highlights (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series M	5

year. We maintained an overweight in essential-service revenue bonds, an area that performed well. While we continued to underweight state general obligation (GO) bonds, we moved the Fund to an overweight in local GOs, which also performed well over the period. Rigorous credit analysis by our analytical team identified many credits that benefited the Fund by both identifying opportunities and avoiding pitfalls. This was especially true within the revenue bond sector. At times, we made use of the basis trade (that is, tactical short positions of U.S. Treasury futures), which also added to the performance of the Fund.

Effective maturity distribution[4] as of December 31, 2012

Duration and yield—curve positioning were drags on performance.

We maintained duration short relative to that of the benchmark throughout the year. As the market generally rallied over the year, this duration position detracted from relative performance.

Overall, the Fund’s yield-curve positioning was suboptimal. Our underweight in the short end of the curve was positive, as the short end underperformed. This was offset, however, by an underweight in the long end of the curve, which was the best-performing part of the yield curve. An overweight in the 10- to 20-year part of the curve was positive but not optimal because this part of the curve lagged the long end.

We believe municipal market returns may be muted in 2013, and we recommend a defensive position.

Municipal bonds have enjoyed several years of positive returns. Interest rates are off all-time lows but not by much. Interest rates could go back up substantially, and they would still be considered low by historical standards. While technical factors driving our market remain strong, we believe that rates are biased to move higher. We believe income will be a key driver of performance in the coming year, and bond selection will be critical to achieve positive returns. We anticipate maintaining an overweight in lower-rated investment-grade credit tiers, adding income in the short term and expecting a tightening of credit spreads in the intermediate and longer-term time frame.

We also expect to maintain a defensive structure by keeping duration short relative to the benchmark in anticipation of higher rates. We will continue to endeavor to minimize interest-rate risk by underweighting the long end of the yield curve and instead optimizing our yield-curve positioning to maximize the roll, or the natural decline in yield as bond maturities shorten.

6	Wells Fargo Managed Account CoreBuilder Shares—Series M	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2012 to December 31, 2012.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 7-1-2012	Ending account value 12-31-2012	Expenses paid during the period¹		Net annual expense ratio
Actual	$1,000.00	$1,054.80	$0.00	*	0.00	%*
Hypothetical (5% return before expenses)	$1,000.00	$1,025.14	$0.00	*	0.00	%*

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

*	Generally, no ordinary operating fees or expenses are charged to the Fund. Wells Fargo Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

Portfolio of investments—December 31, 2012	Wells Fargo Managed Account CoreBuilder Shares—Series M	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations : 96.60%

Alaska : 1.16%
Alaska Railroad Corporation Series 2007 (Miscellaneous Revenue, NATL-RE/FGIC Insured)	5.00%	8-1-2021	$500,000	$576,476

Arizona : 2.87%
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project Series 2012 (Miscellaneous Revenue)	6.00	7-1-2032	500,000	533,925
Phoenix AZ IDA Education Great Hearts Academies-Veritas Project Series 2012 (Miscellaneous Revenue)	6.25	7-1-2032	345,000	373,080
Verrado AZ Community Facilities District 1 (GO)	4.85	7-15-2014	85,000	86,647
Yavapai County AZ IDA AgriBusiness and Equine Center Project Series 2012 (Education Revenue)	4.63	3-1-2022	445,000	440,225

				1,433,877

California : 17.00%
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, AMBAC Insured) ¤	0.00	10-1-2018	700,000	598,094
California Foothill Eastern Transportation Corridor Agency CAB Series 1999A (Transportation Revenue, NATL-RE Insured) ¤	0.00	1-15-2019	700,000	499,562
California HFFA Community Program for Persons with Developmental Disabilities Series 2011-A (Miscellaneous Revenue, California Mortgages Insured)	6.25	2-1-2026	100,000	121,801
California M-S-R Energy Authority Series 2009B (Utilities Revenue)	6.13	11-1-2029	150,000	189,066
California Public Works Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	250,000	294,418
California State DWR Center Valley Project Series AM (Water & Sewer Revenue) %%	5.00	12-1-2023	500,000	635,155
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	100,000	119,399
California Various Purposes (GO)	6.00	4-1-2038	200,000	236,956
Compton CA Community College District Series 2004A (GO, NATL-RE Insured)	5.25	7-1-2019	285,000	297,007
Compton CA Community College District CAB Series C (GO) ¤	0.00	8-1-2029	500,000	214,810
Corona-Norca CA Unified School District CAB Election of 2006 Series C (GO, AGM Insured) ¤	0.00	8-1-2039	130,000	129,507
Escondido CA Unified School District CAB Election of 2008 Series A (GO, AGM Insured) ¤	0.00	8-1-2029	200,000	96,708
Gilroy CA Unified School District CAB Series A (GO, AGM Insured) ¤	0.00	8-1-2032	200,000	79,070
Hawthorne CA School District CAB Series C (GO, NATL-RE Insured) ¤	0.00	11-1-2025	100,000	56,078
Inland Valley CA Development Agency Series C (Tax Revenue) ±	4.50	3-1-2041	250,000	265,020
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO)	6.50	8-1-2024	100,000	118,945
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.00	9-2-2020	240,000	259,918
Palo Alto CA Improvement Bond Act 191 (Miscellaneous Revenue)	4.25	9-2-2022	225,000	243,923
Palomar CA College District CAB Election of 2006 Series B (GO) ¤	0.00	8-1-2032	570,000	229,493
Palomar CA Pomerado Health CAB Election of 2004 Series B (GO) ¤	0.00	8-1-2034	250,000	86,600
Peralta CA Community College District Alameda County (GO)	5.00	8-1-2024	450,000	541,998
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGM Insured)	5.88	8-1-2037	50,000	56,974
Sacramento CA Airport Series B (Airport Revenue)	5.00	7-1-2023	325,000	377,803
Sacramento CA Unified School District COP Series A (Miscellaneous Revenue, AGM Insured) ±	3.13	3-1-2040	490,000	495,562
San Bernardino County CA Community CAB Series D (GO) ¤	0.00	8-1-2032	700,000	264,012

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Managed Account CoreBuilder Shares—Series M	Portfolio of investments—December 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25%	12-1-2020	$150,000	$177,734
San Diego CA Unified School District CAB Series C (GO) ¤	0.00	7-1-2030	250,000	116,125
Southern California Public Power Authority Natural Gas Project 1 Series A (Utilities Revenue) ±	1.68	11-1-2038	1,000,000	771,140
Stockton CA Unified School District (Miscellaneous Revenue, AMBAC Insured)	5.00	2-1-2016	100,000	107,770
Stockton CA Unified School District CAB Election of 2008 Series D (GO, AGM Insured) ¤	0.00	8-1-2035	2,055,000	608,013
Upland CA Unified School District CAB Election of 2008 Series C (GO) ¤	0.00	8-1-2032	500,000	196,025

				8,484,686

Colorado: 1.97%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, NATL-RE Insured) ¤	0.00	9-1-2020	855,000	642,259
Colorado ECFA Charter School American Academy Project (Miscellaneous Revenue)	7.13	12-1-2033	200,000	242,652
Colorado Public Authority for Energy Natural Gas Purchase Project Series 2008 (Utilities Revenue)	5.75	11-15-2018	85,000	96,944

				981,855

District of Columbia: 1.24%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	90,000	99,121
District of Columbia Friendship Charter School Project Series 2012A (Education Revenue)	2.25	6-1-2016	520,000	518,976

				618,097

Florida: 3.96%
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	500,000	574,730
Cityplace FL Community Development District (Miscellaneous Revenue)	5.00	5-1-2026	250,000	286,038
Pinellas County FL Educational Facilities Authority Barry University Project Series 2012 (Education Revenue)	4.00	10-1-2022	500,000	523,430
Seminole Tribe Florida Gaming Division Series 2010A (Miscellaneous Revenue) 144A	5.13	10-1-2017	150,000	156,824
Sunrise FL CAB Series B (Tax Revenue, NATL-RE Insured) ¤	0.00	10-1-2016	175,000	152,985
Tampa Hillsborough County FL Expressway Authority (Transportation Revenue, AMBAC Insured)	5.00	7-1-2017	250,000	279,983

				1,973,990

Georgia: 1.56%
Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, AMBAC Insured)	5.00	1-1-2027	50,000	54,535
Georgia Main Street Natural Gas Incorporated Series 2006A (Utilities Revenue)	5.00	3-15-2022	105,000	119,237
Georgia Main Street Natural Gas Incorporated Series 2006B (Utilities Revenue)	5.00	3-15-2014	250,000	261,275
Georgia Private Colleges & Universities Authority Mercer University Project Series 2012 (Education Revenue)	4.00	10-1-2014	330,000	343,025

				778,072

Guam: 2.61%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	250,000	281,615

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012	Wells Fargo Managed Account CoreBuilder Shares—Series M	9

Security name	Interest rate	Maturity date	Principal	Value

Guam (continued)
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.50%	11-1-2040	$300,000	$353,151
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2019	75,000	79,410
Guam Power Authority Series 2012A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	589,285

				1,303,461

Idaho: 1.33%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	100,000	117,724
Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	6-1-2038	250,000	270,208
Idaho Water Resource Board (Miscellaneous Revenue)	5.00	9-1-2032	250,000	274,068

				662,000

Illinois: 6.70%
Chicago IL Board of Education Series 1999A (GO, NATL-RE/FGIC Insured)	5.25	12-1-2017	250,000	294,953
Cook County IL School District 159 Series 2007 (GO, AGM Insured) ¤	0.00	12-1-2023	615,000	396,884
Illinois Finance Authority Charter Schools Series A (Miscellaneous Revenue)	7.13	10-1-2041	200,000	232,770
Illinois Finance Authority Medical District Commission Project A (Health Revenue, CIFC Insured)	4.13	9-1-2018	70,000	70,594
Illinois Finance Authority The Art Institute of Chicago Series 2012A (Miscellaneous Revenue)	5.00	3-1-2034	500,000	567,590
Illinois Series 2010 (GO, AGM Insured)	5.00	1-1-2023	300,000	337,833
Illinois Series A (GO)	5.00	6-1-2019	175,000	201,994
Illinois Series A (GO, NATL-RE/FGIC Insured)	5.25	10-1-2015	100,000	103,283
Illinois State Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	350,000	393,159
Kane County IL School District #131 CAB (GO, NATL-RE/FGIC Insured) ¤	0.00	6-1-2018	410,000	358,922
Lake County IL School District #38 Big Hollow CAB (GO, AMBAC Insured) ¤	0.00	2-1-2019	75,000	57,582
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series B (Tax Revenue, AGM Insured) ¤	0.00	6-15-2027	75,000	40,721
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Series PJ (Tax Revenue, NATL-RE/FGIC Insured) ¤	0.00	6-15-2029	100,000	48,940
Waukegan IL CAB Series A (GO, NATL-RE/FGIC Insured) ¤	0.00	12-30-2017	200,000	156,052
Will County IL School District # 114 CAB Series C (GO, NATL-RE/FGIC Insured) ¤	0.00	12-1-2017	100,000	83,177

				3,344,454

Indiana: 0.55%
Indiana Finance Authority HEFA Ascension Health Series B3 (Miscellaneous Revenue) ±	1.55	11-15-2031	150,000	152,480
Jasper County IN PCR Northern Series B (IDR, NATL-RE Insured)	5.60	11-1-2016	110,000	123,723

				276,203

Kentucky: 1.88%
Kentucky EDFA Norton Healthcare Incorporated CAB Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-2020	200,000	150,562
Kentucky EDFA Norton Healthcare Incorporated CAB Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-2023	150,000	94,769
Kentucky EDFA Norton Healthcare Incorporated CAB Series B (Health Revenue, NATL-RE Insured) ¤	0.00	10-1-2025	1,000,000	569,660

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Managed Account CoreBuilder Shares—Series M	Portfolio of investments—December 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky EDFA Unrefunded Balance Norton Series C (Health Revenue, NATL-RE Insured) ±	5.95%	10-1-2017	$120,000	$124,830

				939,821

Louisiana: 2.41%
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	500,000	563,540
New Orleans LA Water Revenue Series 2002 (Water & Sewer Revenue, FGIC Insured)	5.00	12-1-2013	635,000	636,689

				1,200,229

Maryland: 0.27%
Maryland Health & Higher Education Washington Country Hospital Project (Health Revenue)	5.00	1-1-2019	125,000	136,285

Massachusetts: 0.68%
Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	4-15-2039	100,000	123,500
Massachusetts Municipal Wholesale Electric Company Nuclear Mix # 1 Series 1 (Utilities Revenue, NATL-RE Insured) ±(m)(n)	0.18	7-1-2014	225,000	218,250

				341,750

Michigan: 6.04%
Comstock MI Public Schools CAB (GO, AMBAC Insured) ¤	0.00	5-1-2014	200,000	195,200
Detroit MI Sewer Disposal System Authority Series A (Water & Sewer Revenue, AGM Insured) ±	5.25	7-1-2022	250,000	275,065
Detroit MI Water & Sewage Department Disposal System Series A (Water & Sewer Revenue)	5.25	7-1-2027	500,000	559,905
Detroit MI Water Supply System Second Senior Lien Series A (Water & Sewer Revenue, NATL-RE Insured) ±	5.25	7-1-2015	355,000	384,266
Detroit MI Water Supply System Senior Lien Series 2004-B (Water & Sewer Revenue, NATL-RE Insured) ±	5.00	7-1-2019	250,000	272,223
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	250,000	302,255
Michigan Finance Authority Public School Academy Old Redford Series A (Miscellaneous Revenue)	5.25	12-1-2020	100,000	101,548
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00	7-1-2022	500,000	565,320
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	5-1-2013	100,000	100,875
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	11-1-2015	50,000	52,961
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, AMBAC Insured) ¤	0.00	5-1-2016	50,000	45,695
Michigan Public ECFA Bradford Academy Project (Miscellaneous Revenue)	8.00	9-1-2021	175,000	160,174

				3,015,487

Nevada: 0.74%
Henderson NV Health Care Facility Catholic Healthcare West Project Series A (Health Revenue)	5.63	7-1-2024	350,000	368,473

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012	Wells Fargo Managed Account CoreBuilder Shares—Series M	11

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 2.10%
New Jersey EDA (Miscellaneous Revenue, NATL-RE Insured)	5.25%	7-1-2026	$250,000	$310,020
New Jersey EDA Police Barracks Project (Miscellaneous Revenue)	5.00	6-15-2020	285,000	325,330
New Jersey HEFAR Series A (Education Revenue)	5.63	6-1-2030	100,000	113,343
New Jersey Transportation Trust Fund Authority Series B (Miscellaneous Revenue)	5.50	6-15-2031	250,000	298,015

				1,046,708

New York: 3.74%
Nassau County NY Series F (GO)	5.00	10-1-2020	150,000	177,756
New York Dormitory Authority Mount Sinai School of Medicine Project Series A (Education Revenue, NATL-RE Insured)	5.15	7-1-2024	200,000	232,180
New York Dormitory Authority Saint John's University Series A (Education Revenue)	5.00	7-1-2032	500,000	552,090
New York Local Government Assistance Corporation Series 2003A-11V (Tax Revenue, AGM Insured) ±(m)(n)	0.12	4-1-2017	250,000	242,500
Seneca County NY IDA Solid Waste Disposal Seneca Meadows Incorporated Project (IDR) ±144A	6.63	10-1-2035	50,000	50,494
Suffolk NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2024	500,000	554,490
Yonkers NY IDA Civic Facilities Sarah Lawrence College Project Series A (Education Revenue)	5.75	6-1-2024	50,000	57,548

				1,867,058

Ohio: 0.50%
Ohio Enterprise Bond Toledo & Lucas Counties Port Authority GHF Properties LLC Project Series 2007 2A (IDR)	5.50	12-1-2019	230,000	251,629

Oregon: 0.40%
Oregon Facilities Authority Southern Oregon University Project Series 2012 (Education Revenue, AGM Insured)	4.00	7-1-2023	185,000	199,008

Pennsylvania: 9.31%
Berks County PA Municipal Authority Reading Hospital Medical Center Project Series B (Health Revenue)	1.63	11-1-2039	750,000	757,583
Chester County PA IDA Avon Grove Charter School Project Series A (Miscellaneous Revenue)	6.25	12-15-2027	325,000	341,611
Dauphin County PA General Authority Office & Parking Riverfront Office Project (Miscellaneous Revenue)	6.00	1-1-2025	285,000	285,408
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	100,000	100,066
Delaware Valley Pennsylvania Regional Financial Authority Series 2007C (Miscellaneous Revenue) ±	0.96	6-1-2037	500,000	343,650
Harrisburg PA Authority Resource Recovery Facility Series D1 (Resource Recovery Revenue, AGM Insured) ±	5.25	12-1-2033	100,000	100,747
McKeesport PA Area School District CAB (GO, NATL-RE/State Aid Withholding Insured) ¤	0.00	10-1-2025	290,000	165,201
Pennsylvania HEFAR Delaware Valley College of Science and Agriculture Project Series 2012-LL1 (Education Revenue)	5.00	11-1-2042	535,000	558,198
Philadelphia PA IDA Discovery Charter School Project (Miscellaneous Revenue)	4.00	4-1-2017	310,000	313,004
Philadelphia PA IDA Discovery Charter School Project (Miscellaneous Revenue)	5.00	4-1-2022	450,000	474,930
Philadelphia PA IDA Mariana Bracetti Academy Project (Miscellaneous Revenue)	6.25	12-15-2021	310,000	344,785

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Managed Account CoreBuilder Shares—Series M	Portfolio of investments—December 31, 2012

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA IDA New Foundations Charter School Project (Miscellaneous Revenue)	6.00%	12-15-2027	$285,000	$308,991
Susquehanna PA Area Regional Airport Authority Series 2012A (Airport Revenue)	5.00	1-1-2021	500,000	553,040

				4,647,214

Puerto Rico: 5.20%
Puerto Rico Educational Financing Authority Inter American University of Puerto Rico Project Series 2012 (Education Revenue)	5.00	10-1-2022	350,000	391,804
Puerto Rico Electric Power Authority Refunding Series UU (Utilities Revenue, AGM Insured) ±	0.76	7-1-2029	125,000	90,356
Puerto Rico Electric Power Authority Refunding Series UU (Utilities Revenue) ±	0.94	7-1-2031	2,500,000	1,751,075
Puerto Rico Sales Tax Financing Corporation First Sub Series A (Tax Revenue)	6.38	8-1-2039	50,000	54,990
Puerto Rico Sales Tax Financing Corporation First Sub Series A1 (Tax Revenue) ¤	0.00	8-1-2023	500,000	305,410

				2,593,635

Rhode Island: 1.20%
Rhode Island Economic Development Corporation Series 2004A (Airport Revenue, AGM Insured)	5.00	7-1-2019	575,000	599,242

South Carolina: 0.73%
Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding Insured)	8.50	12-1-2018	100,000	106,752
Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12-1-2017	240,000	259,680

				366,432

South Dakota: 1.09%
South Dakota HEFA Sanford Health Project Series 2012E (Health Revenue)	5.00	11-1-2042	500,000	545,820

Tennessee: 3.87%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	100,000	114,012
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,500,000	1,704,450
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	100,000	112,682

				1,931,144

Texas: 9.60%
Dallas Fort Worth TX International Airport Series A (Airport Revenue)	5.00	11-1-2022	350,000	394,737
Houston TX Airport System Series C (Airport Revenue, XLCA Insured) ±(m)(n)	0.42	7-1-2032	1,600,000	1,428,000
Houston TX Higher Education Financial Corporation Series A (Miscellaneous Revenue)	4.00	2-15-2022	250,000	263,985
Houston TX Utility System Revenue (Water & Sewer Revenue) ±	0.73	5-15-2034	300,000	303,378
La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	2-15-2017	250,000	280,758
North Texas Tollway Authority System Series 2011B (Transportation Revenue)	5.00	1-1-2026	350,000	397,593
Texas Municipal Gas Acquisition & Supply Corporation II Series 2007A (Utilities Revenue) ±	0.91	9-15-2017	155,000	154,087
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2024	1,000,000	1,098,920
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50	6-30-2032	50,000	63,358

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—December 31, 2012	Wells Fargo Managed Account CoreBuilder Shares—Series M	13

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Private Activity Surface Transportation Corporation LBJ Infrastructure Project (Transportation Revenue)	7.50%	6-30-2033	$50,000	$63,169
Texas SA Energy Acquisition Public Facility Corporation Gas Supply Series 2007 (Utilities Revenue)	5.50	8-1-2019	300,000	344,547

				4,792,532

Utah: 0.71%
Spanish Fork City UT Charter School American Leadership Academy (Miscellaneous Revenue) 144A	5.55	11-15-2021	175,000	180,826
Utah Charter School Finance Authority Paradigm High School Project (Miscellaneous Revenue)	5.00	7-15-2015	170,000	175,182

				356,008

Vermont: 1.01%
Vermont Student Assistance Corporation Education Loan Revenue Note Series 2012B Class A2 (Education Revenue) ±	3.31	12-3-2035	500,000	503,690

Virgin Islands : 0.55%
Virgin Islands PFA Sub Matching Fund Loan Note Series A (Tax Revenue)	6.00	10-1-2039	50,000	55,054
Virgin Islands PFA Sub Matching Fund Loan Series B (Tax Revenue)	5.00	10-1-2025	200,000	219,168

				274,222

Virginia: 0.48%
Virginia Resources Authority Water and Sewer CAB (Water & Sewer Revenue) ¤	0.00	11-1-2029	500,000	238,310

Washington: 1.11%
Washington Energy Northwest Wind Project Series 2006 (Utilities Revenue, AMBAC Insured)	5.00	7-1-2026	500,000	552,265

Wisconsin: 2.03%
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	185,000	211,144
Wisconsin PFA Charter School Voyager Foundation Project Series 2012A (Education Revenue)	5.50	10-1-2022	785,000	801,564

				1,012,708

Total Municipal Obligations (Cost $45,912,536)				48,212,841

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Managed Account CoreBuilder Shares—Series M	Portfolio of investments—December 31, 2012

Security name	Yield	Maturity date	Shares	Value

Short-Term Investments : 6.82%

Investment Companies : 6.62%
Wells Fargo Advantage National Tax-Free Money Market Fund, Institutional Class (l)(u)##	0.01%		3,302,447	$3,302,447

			Principal
U.S. Treasury Securities: 0.20%
U.S. Treasury Bill #(z)	0.05	3-21-2013	$100,000	99,990

Total Short-Term Investments (Cost $3,402,434)				3,402,437

		Value
Total investments in securities
(Cost $49,314,970)*	103.42%	51,615,278
Other assets and liabilities, net	(3.42)	(1,704,563)

Total net assets	100.00%	$49,910,715

¤	Security issued in zero coupon form with no periodic interest payments.

%%	Security issued on a when-issued basis.

±	Variable rate investment

144A	Security that may be resold to "qualified institutional buyers" under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period-end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
*	Cost for federal income tax purposes is $49,314,811 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,408,870
Gross unrealized depreciation	(108,403)

Net unrealized appreciation	$2,300,467

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—December 31, 2012	Wells Fargo Managed Account CoreBuilder Shares—Series M	15

Assets
Investments
In unaffiliated securities, at value (see cost below)	$48,312,831
In affiliated securities, at value (see cost below)	3,302,447

Total investments, at value (see cost below)	51,615,278
Receivable for investments sold	15,000
Receivable for Fund shares sold	229,757
Receivable for interest	484,571
Receivable for daily variation margin on open futures contracts	23,594

Total assets	52,368,200

Liabilities
Dividends payable	91,428
Payable for investments purchased	2,366,057

Total liabilities	2,457,485

Total net assets	$49,910,715

NET ASSETS CONSIST OF
Paid-in capital	$47,404,042
Undistributed net investment income	309
Accumulated net realized gains on investments	174,404
Net unrealized gains on investments	2,331,960

Total net assets	$49,910,715

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$49,910,715
Shares outstanding	4,299,519
Net asset value per share	$11.61

Investments in unaffiliated securities, at cost	$46,012,523

Investments in affiliated securities, at cost	$3,302,447

Total investments, at cost	$49,314,970

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Managed Account CoreBuilder Shares—Series M	Statement of operations—year ended December 31, 2012

Investment income
Interest	$1,393,271
Income from affiliated securities	649

Total investment income	1,393,920

Expenses
Custody and accounting fees	7,989
Professional fees	44,044
Registration fees	1,225
Shareholder report expenses	16,546
Trustees' fees and expenses	17,031
Other fees and expenses	3,122

Total expenses	89,957
Less: Expense reimbursements	(89,957)

Net expenses	0

Net investment income	1,393,920

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	1,001,574
Futures transactions	158,780

Net realized gains on investments	1,160,354

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,441,800
Futures transactions	42,765

Net change in unrealized gains (losses) on investments	1,484,565

Net realized and unrealized gains (losses) on investments	2,644,919

Net increase in net assets resulting from operations	$4,038,839

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Managed Account CoreBuilder Shares—Series M	17

	Year ended December 31, 2012		Year ended December 31, 2011

Operations
Net investment income		$1,393,920		$612,795
Net realized gains on investments		1,160,354		88,959
Net change in unrealized gains (losses) on investments		1,484,565		805,175

Net increase in net assets resulting from operations		4,038,839		1,506,929

Distributions to shareholders from
Net investment income		(1,393,391)		(612,677)
Net realized gains		(1,029,041)		(65,768)

Total distributions to shareholders		(2,422,432)		(678,445)

Capital share transactions	Shares		Shares
Proceeds from shares sold	3,661,357	42,042,651	1,112,457	11,794,938
Payment for shares redeemed	(1,120,649)	(12,974,905)	(127,766)	(1,354,260)

Net increase in net assets resulting from capital share transactions		29,067,746		10,440,678

Total increase in net assets		30,684,153		11,269,162

Net assets
Beginning of period		19,226,562		7,957,400

End of period		$49,910,715		$19,226,562

Undistributed (overdistributed) net investment income		$309		$(220)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Managed Account CoreBuilder Shares—Series M	Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31,
	2012	2011	2010	2009	2008[1]
Net asset value, beginning of period	$10.93	$10.28	$10.26	$9.06	$10.00
Net investment income	0.44	0.52	0.52	0.55	0.37
Net realized and unrealized gains (losses) on investments	0.93	0.70	0.14	1.70	(0.92)

Total from investment operations	1.37	1.22	0.66	2.25	(0.55)
Distributions to shareholders from
Net investment income	(0.44)	(0.52)	(0.52)	(0.55)	(0.37)
Net realized gains	(0.25)	(0.05)	(0.12)	(0.50)	(0.02)

Total distributions to shareholders	(0.69)	(0.57)	(0.64)	(1.05)	(0.39)
Net asset value, end of period	$11.61	$10.93	$10.28	$10.26	$9.06
Total return[2]	12.81%	12.18%	6.53%	25.50%	(5.74)%
Ratios to average net assets (annualized)
Net expenses[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.76%	4.91%	4.93%	5.50%	5.29%
Supplemental data
Portfolio turnover rate	57%	47%	41%	157%	150%
Net assets, end of period (000s omitted)	$49,911	$19,227	$7,957	$5,257	$4,640

1.	For the period from April 14, 2008 (commencement of operations) to December 31, 2008.

2.	Returns for periods of less than one year are not annualized

3.	The Adviser has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term. For the years ended December 31, 2012 and 2011, the Fund’s gross expense ratios were 0.24% and 0.88%, respectively.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares—Series M	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares—Series M (the “Fund”) which is a diversified series of the Trust.

The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC (“Funds Management”), the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to

20	Wells Fargo Managed Account CoreBuilder Shares—Series M	Notes to financial statements

purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares—Series M	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2012, the inputs used in valuing investments in securities, which are carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Municipal obligations	$0	$46,324,091	$1,888,750	$48,212,841

Short-term investments
Investment companies	3,302,447	0	0	3,302,447
U.S. Treasury securities	99,990	0	0	99,990
	$3,402,437	$46,324,091	$1,888,750	$51,615,278

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of December 31, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$31,652	$0	$0	$31,652

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended December 31, 2012, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Obligations
Balance as of December 31, 2011	$149,056
Accrued discounts (premiums)	5,102
Realized gains (losses)	(8,840)
Change in unrealized gains (losses)	27,869
Purchases	1,777,813
Sales	(62,250)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2012	$1,888,750
Change in unrealized gains (losses) relating to securities still held at December 31, 2012	$16,077

The municipal obligations in the Level 3 table consist of failed auction rate securities which were valued using indicative broker quotes and are therefore considered Level 3 inputs.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs. Out of these fees, Funds Management pays Wells Capital Management Incorporated, an affiliate of Funds Management, for its services as the subadviser to the Fund.

Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio

22	Wells Fargo Managed Account CoreBuilder Shares—Series M	Notes to financial statements

transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2012 were $47,768,867 and $20,374,037, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended December 31, 2012, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At December 31, 2012, the Fund had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at December 31, 2012	Unrealized gains
3-19-2013	10 Short	10-Year U.S. Treasury Notes	$1,327,813	$10,137
3-19-2013	25 Short	30-Year U.S. Treasury Bonds	3,687,500	21,515

The Fund had an average notional amount of $842,419 in short futures contracts during the year ended December 31, 2012.

On December 31, 2012, the cumulative unrealized gains on futures contracts in the amount of $31,652 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day's variation margin. The realized gains and change in unrealized gains on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended December 31, 2012, the Fund paid $39 in commitment fees, which was reimbursed by Funds Management.

For the year ended December 31, 2012, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2012 and December 31, 2011 were as follows:

	Year ended December 31,
	2012	2011
Ordinary income	$664,670	$57,620
Tax-exempt income	1,330,248	605,545
Long-term capital gain	427,514	15,280

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term gain	Unrealized gains	Undistributed tax exempt income
$121,069	$84,825	$2,300,467	$91,738

Notes to financial statements	Wells Fargo Managed Account CoreBuilder Shares—Series M	23

9. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.

At December 31, 2012, Morgan Stanley Smith Barney shareholders held 23.04% of the outstanding shares of the Fund.

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

24	Wells Fargo Managed Account CoreBuilder Shares—Series M	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Managed Account CoreBuilder Shares—Series M (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Managed Account CoreBuilder Shares—Series M as of December 31, 2012, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2013

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series M	25

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $427,514 was designated as long-term capital gain distributions for the fiscal year ended December 31, 2012

For the fiscal year ended December 31, 2012, $63,143 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended December 31, 2012, $626,481 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Co

Pursuant to Section 852 of the Internal Revenue Code, 95.47% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2012.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Managed Account CoreBuilder Shares—Series M	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 140 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior there to, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Managed Account CoreBuilder Shares—Series M	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director, General Counsel, and Vice Chair of The Tree Trust (non-profit corporation). Director and General Counsel of The American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officer

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1. Nancy Wiser acts as Treasurer of 79 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 79 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Managed Account CoreBuilder Shares—Series M	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American depositary receipt
ADS	— American depositary shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
CR	— Custody receipts
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUF	— Hungarian forint
IBC	— Insured bond certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TCR	— Transferable custody receipts
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African rand

For more information

More information about the Fund is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Management

Attn: Managed Account Services

P.O. Box 1450

Milwaukee, WI 53201

Email: MAS@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Managed Account Services: 1-800-368-0627

Sales Support Inquiries: 1-800-368-1683

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Managed Account CoreBuilder Shares. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-368-0627. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Managed Account CoreBuilder Shares can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Managed Account CoreBuilder Shares. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Managed Account CoreBuilder Shares. The Wells Fargo Managed Account CoreBuilder Shares are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

214190 02-13 ACBM/AR130 12-12

ITEM 2. CODE OF ETHICS

As of the end of the period, December 31, 2012, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2011 and December 31, 2012 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

For the fiscal years ended December 31, 2011 and December 31, 2012, the Audit Fees were $3,995,660 and $2,651,637, respectively.

(b)

Audit-Related Fees – There were no audit-related fees incurred for the fiscal years ended December 31, 2011 and December 31, 2012 for assurance and related services by the principal accountant for the Registrant.

(c)

Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended December 31, 2011 and December 31, 2012 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

For the fiscal years ended December 31, 2011 and December 31, 2012, the Tax Fees were $180,740 and $137,610, respectively. The incurred Tax Fees are comprised of excise tax review services.

For the fiscal years ended December 31, 2011 and December 31, 2012, the Tax Fees were $295,505 and $237,976, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

All Other Fees – There were no other fees incurred for the fiscal years ended December 31, 2011 and December 31, 2012.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Non-Audit Fees – There were no non-audit fees billed for the fiscal years ended December 31, 2011 and December 31, 2012, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

(h)

The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. PORTFOLIO OF INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	February 22, 2013

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	February 22, 2013